Investment Securities - Available-For-Sale Securities (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		$ 76,602	$ 81,450
Unrealized Gains		173	26
Unrealized Losses		(7,069)	(8,566)
Fair Value	[1]	69,706	72,910
Portfolio level basis adjustments, Amortized Cost		335
Portfolio level basis adjustments, Unrealized Losses		(335)
U.S. Treasury and agencies
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		21,768	24,801
Unrealized Gains		8	1
Unrealized Losses		(2,234)	(2,769)
Fair Value		19,542	22,033
Residential mortgage-backed securities | Agency
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		28,185	32,060
Unrealized Gains		104	8
Unrealized Losses		(2,211)	(2,797)
Fair Value		26,078	29,271
Commercial mortgage-backed securities | Agency
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		8,703	8,736
Unrealized Gains		0	0
Unrealized Losses		(1,360)	(1,591)
Fair Value		7,343	7,145
Commercial mortgage-backed securities | Non-agency
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		7	7
Unrealized Gains		0	0
Unrealized Losses		(1)	0
Fair Value		6	7
Asset-backed securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		6,713	4,356
Unrealized Gains		25	5
Unrealized Losses		(14)	(38)
Fair Value		6,724	4,323
Obligations of state and political subdivisions
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		10,867	11,484
Unrealized Gains		36	12
Unrealized Losses		(914)	(1,371)
Fair Value		9,989	10,125
Other
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		24	6
Unrealized Gains		0	0
Unrealized Losses		0	0
Fair Value		24	6
Excluding portfolio level basis adjustments
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		76,267	81,450
Unrealized Gains		173	26
Unrealized Losses		(6,734)	(8,566)
Fair Value		$ 69,706	$ 72,910

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.